Related Parties and Exempt Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed investments at fair value	$ 511,335,661	$ 435,396,146
Net assets of the Plan invested	511,335,661
Matrix Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net assets of the Plan invested	1,016,360	146,536
AdvisorTrust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net assets of the Plan invested	11,375,641	10,101,242
BGC Group Stock Portfolio (excludes cash component)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed investments at fair value	$ 3,721,546	$ 9,948,033